SHORT TERM LOAN AND DEBENTURES (Details Narrative) $ / shares in Units, $ in Thousands				3 Months Ended		12 Months Ended
	Mar. 24, 2017 USD ($) Number	Feb. 14, 2017 USD ($) $ / shares shares	Feb. 07, 2017 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares	Mar. 14, 2017 $ / shares shares	Oct. 25, 2016 shares	May 18, 2016 $ / shares	Dec. 31, 2015 $ / shares	Nov. 01, 2015 shares
Proceeds from short term loans				$ 750	$ 50	$ 750
Exercise price (in dollars per shares) | $ / shares									$ 7.54
Warrant [Member]
Exercise price (in dollars per shares) | $ / shares						$ 11.72				$ 8.90
October 2016 Financing Agreement [Member]
Proceeds from short term loans		$ 250
Number of shares called by warrants | shares								76,925
October 2016 Financing Agreement [Member] | Warrant [Member]
Number of shares called by warrants | shares		25,642					25,642
Description of warrant exercise price

the lesser of (i) 80% of the per share price of the Company’s common stock in a public offering of up to $15 million of its securities (the “Public Offering”), (ii) $9.75 per share (the deemed aggregate exercise price), (iii) 80% of the unit price offering price in the Public Offering, or (iv) the exercise price of any warrants issued in the Public Offering, pursuant to the amendment of the October Financing

Exercise price (in dollars per shares) | $ / shares		$ 9.75					$ 9.75
Percentage of per share price of common stock in public offering		80.00%
Percentage of unit offering price in public offering		80.00%
Public offering amount		$ 15,000
Senior Debentures [Member]
Principal balance	$ 2,000
Debt amendment description

amending the Debentures to provide that some or all of the principal balance, and accrued but unpaid interest thereon, is convertible into shares of Common Stock at the holders’ election, with such right to convert beginning on the six (6) month anniversary of the Debenture Amendment and ending ten (10) days prior to the date the Debenture matures

Terms of conversion feature

The conversion price shall be (a) equal to 80% of the average reported closing price of the Common Stock on The NASDAQ Capital Market, calculated using the five (5) trading days immediately following the up-list to The NASDAQ Capital Market, or (b) if the up-list has not occurred, equal to 80% of the average reported closing price of the Common Stock on the OTCQB Venture Marketplace, calculated using the five (5) trading days immediately preceding the date of the conversion notice.

Percentage of average reported closing price for conversion price calculation	80.00%
Trading days used in calculation of conversion price | Number	5
Number of shares called by warrants | shares											61,544
Viskoben Loan Agreement [Member]
Debt face amount			$ 200
Interest rate			30.00%
Interest rate - quarterly			10.00%
Debt term			90 days